Note 11 - Convertible Note Arrangement (Details Textual)								12 Months Ended
	Nov. 27, 2024 CAD ($) $ / shares shares	Nov. 27, 2024 USD ($) $ / shares shares	Mar. 21, 2024 CAD ($) $ / shares shares	Mar. 21, 2024 USD ($) shares	Feb. 27, 2024 $ / shares	Feb. 13, 2023 CAD ($) $ / shares shares	Feb. 13, 2023 USD ($)	Dec. 31, 2024 CAD ($) $ / shares	Dec. 31, 2023 CAD ($)	Dec. 31, 2022 CAD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2024 USD ($) $ / shares	Nov. 27, 2024 USD ($) $ / shares shares	Feb. 13, 2024 USD ($)	Jan. 31, 2024 $ / shares	Dec. 31, 2023 $ / shares	Feb. 13, 2023 USD ($) $ / shares shares
Statement Line Items [Line Items]
Repayments of borrowings, classified as financing activities								$ (0)	$ 48,036,000	$ (0)
Interest paid, classified as financing activities								(0)	1,656,000	3,183,000
Payments for debt issue costs	$ 903,000							(0)	2,100,000	(0)
Increase (decrease) through conversion of interest on convertible instruments, equity								543,000	795,000
Proceeds from issuing shares								0	0	3,701,000
Shares issued, price per share (in dollars per share) | $ / shares					$ 3.24
Capital reserve [member]
Statement Line Items [Line Items]
Increase (decrease) through conversion of interest on convertible instruments, equity								$ 0	0
Debt issue related cost	$ 180,000
Ordinary shares [member]
Statement Line Items [Line Items]
Increase (decrease) in number of shares outstanding, issue of equity (in shares) | shares	460,405	460,405
Proceeds from issuing shares	$ 1,401,000
Shares issued, price per share (in dollars per share) | $ / shares		$ 2.172
The 2028 warrants [member]
Statement Line Items [Line Items]
Class of warrants or rights, number of securities called by warrants or rights 1 (in shares) | shares						2,699,014											2,699,014
Warrants and rights outstanding, term 1 (Year)						5 years	5 years
Class of warrant or right, exercise price (in dollars per share) | (per share)	$ 3.4														$ 4		$ 9.92
Class of warrant or right, acceleration clause, period (Day)	30 days	30 days
Class of warrant or right, acceleration clause, stock price trigger (in CAD per share) | $ / shares	$ 3.4							$ 4.8
Class of warrant or right, threshold percentage of stock price trigger	20.00%	20.00%
Class of warrant or right, acceleration clause, threshold consecutive trading days	10												10
Class of warrant or right, acceleration clause, period before reduced term after trigger (Day)	7 days	7 days
The 2027 warrants [member]
Statement Line Items [Line Items]
Class of warrants or rights, number of securities called by warrants or rights 1 (in shares) | shares	1,136,364												1,136,364
Warrants and rights outstanding, term 1 (Year)	2 years	2 years
Class of warrant or right, exercise price (in dollars per share) | $ / shares	$ 4
Payments for debt issue costs	$ 89,000
Share price (in CAD per share) | $ / shares	$ 2.72
The 2027 warrants [member] | Interest rate, measurement input [member]
Statement Line Items [Line Items]
Significant unobservable input, liabilities	0.032												0.032
The 2027 warrants [member] | Historical volatility for shares, measurement input [member]
Statement Line Items [Line Items]
Significant unobservable input, liabilities	0.70												0.70
The 2027 warrants [member] | Expected dividends, measurement input [member]
Statement Line Items [Line Items]
Significant unobservable input, liabilities	0												0
Warrants issued on August 23, 2023 [member]
Statement Line Items [Line Items]
Class of warrant or right, exercise price (in dollars per share) | $ / shares	$ 6.84
The 2028 notes [member]
Statement Line Items [Line Items]
Notional amount						$ 68,049,000											$ 51,000,000
Borrowings, interest rate			8.99%	8.99%		8.99%											8.99%
Borrowings, convertible, number of equity instruments upon conversion (in shares) | shares						100,804											100,804
Borrowings, convertible, principal amount denomination for conversion																	$ 1,000
Borrowings, convertible, conversion price (in dollars per share) | $ / shares																	$ 9.92
Borrowing, interest rate if green bond designation acheived						8.75%											8.75%
Borrowings, interest, make-whole payments, period (Year)						2 years	2 years
Borrowings, covenant, percentage of royalty on operating revenue for first twelve months						0.60%	0.60%
Borrowings, covenant, percentage of royalty on revenue from refinery from second to fifth years						0.60%	0.60%
Royalty payments, cumulative cap																	$ 6,000,000
Interest paid, classified as financing activities						$ 1,656,000
Net proceeds from borrowings						20,013,000
Payments for debt issue costs						$ 2,340,000
Share price (in CAD per share) | (per share)						$ 8.92						$ 1.807				$ 1.46
Increase (decrease) through conversion of interest on convertible instruments, equity			$ 543	$ 401
Increase (decrease) in number of shares outstanding, conversion of interest on convertible instruments (in shares) | shares			210,760	210,760
Borrowings, covenant, minimum liquidity balance												$ 2,000		$ 2,000,000
Proceeds from borrowings, classified as financing activities	$ 9,157,000	$ 6,521,000						$ 0	68,049,000	0
Interest payable								$ 2,799,000	$ 5,730,000
Shares issued, price per share (in dollars per share) | $ / shares			$ 2.5756
The 2028 notes [member] | Interest rate, measurement input [member]
Statement Line Items [Line Items]
Significant unobservable input, liabilities						0.0396		0.04393	0.0385			0.04393					0.0396
The 2028 notes [member] | Historical volatility for shares, measurement input [member]
Statement Line Items [Line Items]
Significant unobservable input, liabilities						0.56		0.63	0.62			0.63					0.56
The 2028 notes [member] | Credit spread, measurement input [member]
Statement Line Items [Line Items]
Significant unobservable input, liabilities						0.289		0.263	0.278			0.263					0.289
The 2026 notes [member]
Statement Line Items [Line Items]
Borrowings, interest rate						6.95%											6.95%
Repayments of borrowings, classified as financing activities						$ 48,035,000	$ 36,000,000
Interest paid, classified as financing activities						68,049,000	$ 51,000,000				$ 485,000
Gain (loss) on extinguishment of debt 1						$ 18,727,000
The 2027 notes [member]
Statement Line Items [Line Items]
Notional amount	$ 5,615,000												$ 4,000,000
Borrowings, interest rate	12.00%												12.00%
Borrowings, convertible, number of equity instruments upon conversion (in shares) | shares	240,211												240,211
Borrowings, convertible, principal amount denomination for conversion													$ 1,000
Borrowings, convertible, conversion price (in dollars per share) | $ / shares													$ 2.4978
Payments for debt issue costs	$ 633,000
Share price (in CAD per share) | $ / shares												$ 1.807	$ 1.938
Borrowings, covenant, minimum liquidity balance													$ 2,000,000
Proceeds from borrowings, classified as financing activities		4,000,000						$ 5,498,000	$ 0	$ 0
Proceeds from issuing shares		$ 5,000,000
The 2027 notes [member] | Ordinary shares [member]
Statement Line Items [Line Items]
Increase (decrease) in number of shares outstanding, issue of equity (in shares) | shares	443,225	443,225
The 2027 notes [member] | Interest rate, measurement input [member]
Statement Line Items [Line Items]
Significant unobservable input, liabilities	0.04268							0.0439				0.0439	0.04268
The 2027 notes [member] | Historical volatility for shares, measurement input [member]
Statement Line Items [Line Items]
Significant unobservable input, liabilities	0.63							0.63	0			0.63	0.63
The 2027 notes [member] | Credit spread, measurement input [member]
Statement Line Items [Line Items]
Significant unobservable input, liabilities	0.26							0.263	0			0.263	0.26